LEASES (Details - Operating right-of-use assets and related lease liabilities)	9 Months Ended
Sep. 30, 2022 USD ($)
Leases [Abstract]
Cash paid for operating lease liabilities	$ 344,721
Weighted-average remaining lease term (in years)	1 year
Weighted-average discount rate	10.00%